Investment Strategy - Blue Chip Fund	12 Months Ended
Aug. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	On or about July 22, 2025, under Principal Investment Strategies, add the following after the first paragraph:
Strategy Narrative [Text Block]
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.